Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States					$ (14,210,716)	$ (5,828,261)
Foreign					(7,811)	788,159
Income before income taxes	$ (2,871,483)	$ (2,631,204)	$ (3,204,130)	$ (5,710,466)	$ (14,218,527)	$ (5,040,102)